Supplementary Financial Information	12 Months Ended
Aug. 31, 2012
Supplementary Financial Information [Abstract]
Supplementary Financial Information
(15) Supplementary Financial Information

Non-cash transactions in fiscal 2012 include $2,981 million in stock issuance relating to the investment in Alliance Boots, an $53 million decrease in the retiree medical liability and a $58 million increase in the liability for dividends declared.  Non-cash transactions in fiscal 2011 include $116 million in accrued liabilities related to the purchase of property and equipment, a $62 million increase in the retiree medical benefit liability and a $36 million increase in the liability for dividends declared.  Non-cash transactions in fiscal 2010 include a $95 million increase in the retiree medical benefit liability, a $29 million increase in the liability for dividends declared and $44 million in accrued liabilities related to the purchase of property and equipment.

Included in the Consolidated Balance Sheets captions are the following assets and liabilities (in millions):

	2012	2011
Accounts receivable -
Accounts receivable	$2,266	$2,598
Allowance for doubtful accounts	(99)	(101)
	$2,167	$2,497
Other non-current assets -
Intangible assets, net (see Note 6)	$1,286	$1,212
Other	211	377
	$1,497	$1,589
Accrued expenses and other liabilities -
Accrued salaries	$772	$856
Taxes other than income taxes	454	489
Insurance	268	230
Profit sharing	166	253
Other	1,359	1,247
	$3,019	$3,075
Other non-current liabilities -
Postretirement health care benefits	$332	$396
Accrued rent	347	418
Insurance	408	346
Other	799	625
	$1,886	$1,785

Summary of Quarterly Results (Unaudited)
(In millions, except per share amounts)

	Quarter Ended
	November	February	May	August (1)	Fiscal Year
Fiscal 2012
Net Sales	$18,157	$18,651	$17,752	$17,073	$71,633
Gross Profit	5,104	5,389	5,014	4,835	20,342
Net Earnings	554	683	537	353	2,127
Per Common Share -
Basic	$.63	$.79	$.63	$.40	$2.43
Diluted	.63	.78	.62	.39	2.42
Cash Dividends Declared Per Common Share	$.225	$.225	$.225	$.275	$.950
Fiscal 2011
Net Sales	$17,344	$18,502	$18,371	$17,967	$72,184
Gross Profit	4,945	5,324	5,154	5,069	20,492
Net Earnings	580	739	603	792	2,714
Per Common Share -
Basic	$.62	$.80	$.66	$.88	$2.97
Diluted	.62	.80	.65	.87	2.94
Cash Dividends Declared Per Common Share	$.175	$.175	$.175	$.225	$.750

(1)
Results for the fiscal quarter ending August 31, 2011 include a pre-tax gain of $434 million and $273 million, or $.30 per diluted share, after tax, from the sale of Walgreens Health Initiatives, Inc., a pharmacy benefit management business.

Common Stock Prices

Below is the Consolidated Transaction Reporting System high and low sales price for each quarter of fiscal 2012 and 2011.

		Quarter Ended
		November	February	May	August	Fiscal Year
Fiscal 2012	High	$36.27	$34.60	$35.41	$36.08	$36.27
	Low	30.10	31.95	30.28	28.77	28.77
Fiscal 2011	High	$35.27	$42.91	$44.67	$44.91	$44.91
	Low	27.17	35.17	38.82	34.11	27.17

Comparison of Five-Year Cumulative Total Return

The following graph compares the five-year cumulative total return of the Company's common stock with the S&P 500 Index and the Value Line Pharmacy Services Industry Index.  The graph assumes a $100 investment made August 31, 2007, and the reinvestment of all dividends.  The historical performance of the Company’s common stock is not necessarily indicative of future stock performance.

	Value of Investment at August 31,
	2007	2008	2009	2010	2011	2012
Walgreen Co.	$100.00	$81.71	$77.29	$62.41	$83.34	$87.08
S&P 500 Index	100.00	87.03	69.24	71.19	82.69	95.43
Value Line Pharmacy Services Industry Index	100.00	91.74	93.34	75.17	91.51	107.84

This performance graph and accompanying disclosure is not soliciting material, is not deemed filed with the SEC, and is not incorporated by reference in any of the Company’s filings under the Securities Act or the Exchange Act, irrespective of the timing of and any general incorporation language in such filing.